Income tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax expense	$ 2,609	$ 504	$ 538
Deferred income tax expense (benefit)	139	121	398
Income tax expense (benefit)	$ 2,748	$ 625	$ 936